Insurance contracts (Tables)	9 Months Ended
Sep. 30, 2026
Insurance contracts
Schedule of reconciliation of insurance and reinsurance contracts receivables and liabilities

Reinsurance contract receivables and liabilities

in € K

	September 30, 2026			December 31, 2025
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Reinsurance contract receivables (liabilities) at the beginning of the period	7,921	(419)	7,502	(9,287)	(701)	(9,988)
Incurred claims and other directly attributable expenses	(214,324)	(1,134)	(215,458)	(211,997)	208	(211,789)
Changes that relate to past service – changes in the fulfillment cash-flows relating to liabilities for incurred claims (LIC) (1)	(17,875)	—	(17,875)	19,354	—	19,354
Claims and other directly attributable expenses paid	(371,502)	—	(371,502)	(618,473)	—	(618,473)
Premium revenue	616,687	—	616,687	827,891	—	827,891
Foreign currency translation and other changes	567	(40)	527	433	74	507
Reinsurance contract receivables (liabilities) at the end of the period	21,474	(1,593)	19,881	7,921	(419)	7,502
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €22,182 and €32,974 as of September 30, 2026 and December 31, 2025, respectively.

Insurance contract receivables and liabilities

in € K

	September 30, 2026			December 31, 2025
	Present	Risk		Present	Risk
	value of	adjustment		value of	adjustment
	future cash	for non-		future cash	for non-
	flows	financial risk	Total	flows	financial risk	Total
Insurance contract receivables (liabilities) at the beginning of the period	13,248	(576)	12,672	(7,751)	(588)	(8,339)
Incurred claims and other directly attributable expenses	(272,612)	(3,064)	(275,676)	(367,292)	(58)	(367,350)
Changes that relate to past service – changes in the fulfillment cash-flows relating to LIC (1)	(4,624)	249	(4,375)	8,475	—	8,475
Claims and other directly attributable expenses paid	(493,782)	—	(493,782)	(845,988)	—	(845,988)
Premium revenue	804,080	—	804,080	1,225,709	—	1,225,709
Foreign currency translation and other changes	1,206	(83)	1,123	95	70	165
Insurance contract receivables (liabilities) at the end of the period	47,516	(3,474)	44,042	13,248	(576)	12,672
(1)	Changes that relate to past service include premium revenue, or a reduction in premium revenue, for past performance years of €26,226 and €30,137 as of September 30, 2026 and December 31, 2025, respectively.